UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value
BELGIUM — 1.2%
Galapagos ADR *	147,500	$ 17,437,450

CANADA — 2.4%
Shopify, Cl A *	258,000	33,003,360

CHINA — 9.3%
Alibaba Group Holding ADR *	400,000	81,716,000
Baidu ADR *	201,000	49,630,920
		131,346,920

DENMARK — 1.1%
Genmab *	82,500	15,111,352

GERMANY — 2.0%
Zalando *	489,000	28,643,996

INDIA — 13.4%
Asian Paints	1,036,000	18,378,143
Eicher Motors	50,193	21,246,802
Housing Development Finance	1,548,000	47,612,796
Maruti Suzuki India	366,000	54,722,405
Motherson Sumi Systems	3,052,750	17,557,077
Titan	2,157,000	29,489,132
		189,006,355

JAPAN — 2.2%
Fast Retailing	44,500	19,847,074
PeptiDream *	280,000	11,541,632
		31,388,706

NETHERLANDS — 3.9%
ASML Holding ADR, Cl G	267,000	54,190,320

SOUTH AFRICA — 3.3%
Naspers, Cl N	162,500	46,398,903

THAILAND — 4.7%
Airports of Thailand	10,931,000	24,430,715
CP ALL	16,498,000	42,008,796
		66,439,511

UNITED KINGDOM — 4.2%
ASOS *	318,000	33,565,413
Rolls-Royce Holdings	2,070,000	25,628,851
		59,194,264

UNITED STATES — 50.1%
Consumer Discretionary— 18.0%
Amazon.com *	44,500	64,564,605
Las Vegas Sands	381,000	29,535,120
Netflix *	136,000	36,760,800

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Consumer Discretionary — (continued)

NIKE, Cl B	661,000	$45,093,420
Priceline Group *	27,800	53,154,990
Starbucks	424,000	24,087,440

		253,196,375

Financials— 3.6%

Charles Schwab	939,000	50,086,260

Health Care— 12.2%

Align Technology *	77,094	20,198,628
BioMarin Pharmaceutical *	226,000	20,391,980
Edwards Lifesciences *	237,000	29,999,460
Illumina *	142,500	33,151,200
Incyte *	223,359	20,167,084
Medidata Solutions *	259,000	17,640,490
Regeneron Pharmaceuticals *	82,500	30,248,625

		171,797,467

Information Technology— 16.3%

Alphabet, Cl A *	24,700	29,200,834
Alphabet, Cl C *	17,100	20,005,974
Facebook, Cl A *	373,000	69,709,970
Visa, Cl A	528,000	65,593,440
Workday, Cl A *	377,000	45,198,530

		229,708,748

		704,788,850

TOTAL COMMON STOCK (Cost $824,879,234)		1,376,949,987

TOTAL INVESTMENTS — 97.8% (Cost $824,879,234)		$1,376,949,987

Percentages are based on Net Assets of $1,407,281,893.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ending January 31, 2018, there were transfers between Level 1 and Level 2 investments as a result of fair valuation of foreign equity securities.

For the period ended January 31, 2018, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-1600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018